Document and Entity Information	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	Entergy Louisiana, LLC
Entity Incorporation State Country Code	TX
Entity File Number	1-32718
Entity Tax Identification Number	47-4469646
Entity Address Address Line 1	4809 Jefferson Highway
Entity Address City Or Town	Jefferson
Entity Address State Or Province	LA
Entity Address Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	ELC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001348952
Amendment Flag	false